Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Investment Properties
	Land	Buildings and improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$-	$-	$-
Additions	-	186,535	186,535
Disposals	-	(342)	(342)
Transferred from inventories related to real estate business and property, plant and equipment	35,965	8,114,110	8,150,075
Effects of foreign currency exchange differences	-	106,482	106,482

Balance at December 31, 2017	$35,965	$8,406,785	$8,442,750

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$-	$-
Depreciation expenses	-	122,231	122,231
Disposals	-	(161)	(161)
Transferred from property, plant and equipment	-	199,745	199,745
Effects of foreign currency exchange differences	-	1,499	1,499

Balance at December 31, 2017	$-	$323,314	$323,314

Carrying amount at December 31, 2017	$35,965	$8,083,471	$8,119,436

	Land	Buildings and improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$35,965	$8,406,785	$8,442,750
Additions	-	125,853	125,853
Transferred from property, plant and equipment	-	14,891	14,891
Effects of foreign currency exchange differences	-	(137,739)	(137,739)

Balance at December 31, 2018	$35,965	$8,409,790	$8,445,755

Accumulated depreciation and impairment

Balance at January 1, 2018	$-	$323,314	$323,314
Depreciation expenses	-	392,667	392,667
Transferred from property, plant and equipment	-	265	265
Effects of foreign currency exchange differences	-	(8,870)	(8,870)

Balance at December 31, 2018	$-	$707,376	$707,376

Carrying amount at December 31, 2018	$35,965	$7,702,414	$7,738,379
	Land	Buildings and improvements	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2018	$1,175	$274,642	$275,817
Additions	-	4,111	4,111
Transferred from property, plant and equipment	-	487	487
Effects of foreign currency exchange differences	-	(4,500)	(4,500)

Balance at December 31, 2018	$1,175	$274,740	$275,915

Accumulated depreciation and impairment

Balance at January 1, 2018	$-	$10,562	$10,562
Depreciation expenses	-	12,828	12,828
Transferred from property, plant and equipment	-	9	9
Effects of foreign currency exchange differences	-	(290)	(290)

Balance at December 31, 2018	$-	$23,109	$23,109

Carrying amount at December 31, 2018	$1,175	$251,631	$252,806

Summary of Investment Properties, Useful Lives	The investment properties were depreciated on a straight-line basis over the following useful lives:
Main buildings	10-40 years
Others	3-20 years